Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended	23 Months Ended	29 Months Ended	48 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Horizon Kinetics Blockchain Development ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Blockchain Development ETF NAV
Average Annual Return, Percent	15.05%			5.10%
Horizon Kinetics Energy and Remediation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Energy and Remediation ETF NAV
Average Annual Return, Percent	17.54%	12.79%
Horizon Kinetics Inflation Beneficiaries ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Inflation Beneficiaries ETF NAV
Average Annual Return, Percent	23.34%				13.00%
Horizon Kinetics Medical ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Medical ETF NAV
Average Annual Return, Percent	(4.72%)					2.39%	3.72%
Horizon Kinetics SPAC Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics SPAC Active ETF NAV
Average Annual Return, Percent	4.26%		4.66%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%			17.72%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	29.57%			21.24%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	24.97%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%				13.34%
MSCI ACWI All Cap Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index Net (USD)
Average Annual Return, Percent	16.29%				7.52%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%					14.53%	13.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%		22.91%
ICE BofA 6-Month US Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month US Treasury Bill Total Return Index
Average Annual Return, Percent	5.35%		5.29%